Provisions (Tables)	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Summary of movements in each class of provisions

						$ million
	Decommissioning	Environmental	Litigation and claims	Emissions	Other[c]	Total
At 1 January 2024	12,372	1,614	727	3,025	1,401	19,139
Exchange adjustments	(53)	(9)	(9)	(58)	(67)	(196)
Acquisitions	—	—	29	—	11	40
New and increase in existing provisions[a]	942	254	125	1,931	1,445	4,697
Write-back of unused provisions[a]	—	(35)	(18)	(339)	(333)	(725)
Unwinding of discount[b]	499	61	20	—	37	617
Change in discount rate	(886)	(38)	(22)	—	(7)	(953)
Utilization	(52)	(287)	(151)	(2,229)	(479)	(3,198)
Reclassified to other payables	(591)	(21)	—	—	(6)	(618)
Reclassified as liabilities directly associated with assets held for sale	(40)	—	—	—	(5)	(45)
Deletions	(433)	(21)	—	—	(16)	(470)
At 31 December 2024	11,758	1,518	701	2,330	1,981	18,288
Of which – current	641	351	109	1,877	622	3,600
– non-current	11,117	1,167	592	453	1,359	14,688
aRecognized in the Group income statement, other than changes in decommissioning provisions related to owned assets.
bRecognized in the Group income statement
cOther includes provisions for onerous contracts and restructuring costs.